Intangible Assets, Net - Schedule of Goodwill and Intangible Assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost:
Beginning balance	R$ 138,951
Additions			R$ 47
Accumulated amortization, Amortization for the period	(16,739)	R$ (15,424)	(12,507)
Additions by acquisition	22,161		363,589
Cost, Additions by internal development	8,648	2,992	2,676
Cost, Impairment of goodwill	(11,373)	(86,897)	(6,758)
Ending Balance	137,061	138,951
Intangible assets, net	341,160	338,463	437,792
Technology software [Member]
Cost:
Additions			40
Accumulated amortization, Amortization for the period	(8,440)	(7,768)	(6,219)
Additions by acquisition	2,581		37,032
Cost, Additions by internal development	8,648	2,992	2,676
Cost, Impairment of goodwill
Intangible assets, net	R$ 37,751	34,962	39,738
Cost, Amortization period (in years)	5-10
Brands [Member]
Cost:
Additions			7
Accumulated amortization, Amortization for the period	R$ (3,294)	(3,195)	(2,535)
Additions by acquisition	1,935		60,722
Cost, Additions by internal development
Cost, Impairment of goodwill
Intangible assets, net	R$ 71,115	72,474	75,669
Cost, Amortization period (in years)	22-25
Customer relationships [Member]
Cost:
Additions
Accumulated amortization, Amortization for the period	R$ (3,796)	(3,252)	(2,736)
Additions by acquisition	1,685		24,176
Cost, Additions by internal development
Cost, Impairment of goodwill
Intangible assets, net	R$ 25,730	27,841	31,093
Cost, Amortization period (in years)	3-17
Non-competition agreements [Member]
Cost:
Additions
Accumulated amortization, Amortization for the period	R$ (1,209)	(1,209)	(1,017)
Additions by acquisition			3,872
Cost, Additions by internal development
Cost, Impairment of goodwill
Intangible assets, net	R$ 2,465	3,674	4,883
Cost, Amortization period (in years)	5-6
Goodwill [Member]
Cost:
Additions
Accumulated amortization, Amortization for the period
Additions by acquisition	15,960		237,787
Cost, Additions by internal development
Cost, Impairment of goodwill	(11,373)	(86,897)	(6,758)
Intangible assets, net	R$ 204,099	199,512	286,409
Cost, Amortization period (in years)	Indefinite
Gross carrying amount [member]
Cost:
Beginning balance	R$ 366,844	450,749	91,195
Ending Balance	386,280	366,844	450,749
Gross carrying amount [member] | Technology software [Member]
Cost:
Beginning balance	49,165	46,173	6,425
Ending Balance	60,394	49,165	46,173
Gross carrying amount [member] | Brands [Member]
Cost:
Beginning balance	78,321	78,321	17,592
Ending Balance	80,256	78,321	78,321
Gross carrying amount [member] | Customer relationships [Member]
Cost:
Beginning balance	33,889	33,889	9,713
Ending Balance	35,574	33,889	33,889
Gross carrying amount [member] | Non-competition agreements [Member]
Cost:
Beginning balance	5,957	5,957	2,085
Ending Balance	5,957	5,957	5,957
Gross carrying amount [member] | Goodwill [Member]
Cost:
Beginning balance	199,512	286,409	55,380
Ending Balance	204,099	199,512	286,409
Accumulated depreciation, amortisation and impairment [member]
Cost:
Beginning balance	(28,381)	(12,957)	(450)
Ending Balance	(45,120)	(28,381)	(12,957)
Accumulated depreciation, amortisation and impairment [member] | Technology software [Member]
Cost:
Beginning balance	(14,203)	(6,435)	(216)
Ending Balance	(22,643)	(14,203)	(6,435)
Accumulated depreciation, amortisation and impairment [member] | Brands [Member]
Cost:
Beginning balance	(5,847)	(2,652)	(117)
Ending Balance	(9,141)	(5,847)	(2,652)
Accumulated depreciation, amortisation and impairment [member] | Customer relationships [Member]
Cost:
Beginning balance	(6,048)	(2,796)	(60)
Ending Balance	(9,844)	(6,048)	(2,796)
Accumulated depreciation, amortisation and impairment [member] | Non-competition agreements [Member]
Cost:
Beginning balance	(2,283)	(1,074)	(57)
Ending Balance	(3,492)	(2,283)	(1,074)
Accumulated depreciation, amortisation and impairment [member] | Goodwill [Member]
Cost:
Beginning balance
Ending Balance